Income Tax Expense - Detail of Income Tax Expense (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)	¥ 368,050	¥ 184,662	¥ 190,842
IFRS 9 [member]
Disclosure of Income Taxes [Line Items]
Current income tax expense (benefit)	¥ 71,524	¥ 39,837	¥ 44,110